Selected Statements of Comprehensive Income Data (Details 3) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Finance expenses:
Revaluation of IIA liability	$ 2,531	$ 2,037	$ 631
Revaluation of warrants		17,600
Bank charges, interest expense and other fees	32	68	54
Interest expenses related to lease liability	758
Foreign currency translation adjustments	4	554	33
Total finance expenses	(3,325)	(20,259)	(718)
Finance income:
Interest income	1,245	877	330
Revaluation of warrants	15,904		845
Foreign currency translation adjustments		165	22
Total finance income	$ (17,149)	$ (1,042)	$ (1,197)